CONDENSED CONSOLIDATING FINANCIAL INFORMATION (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended		4 Months Ended		12 Months Ended		5 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Aug. 30, 2012
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)	$ 6,138	$ (4,508)	$ (42,670)	$ (42,670)	$ 64,080	$ 364,400
Foreign currency translation adjustment, net of tax	976	166		(530)	978	179
Pension and other benefit adjustments:
Net gain (loss) arising during the period, net of tax				7,279	(13,543)	4,510
Settlement, net of tax	(175)			(15)
Prior service credit arising during the period, net of tax	746					9,271
Amortization of net (gain) loss included in net periodic benefit costs, net of tax	(1,699)	(211)			(844)	(78)
Amortization of prior service credit included in net periodic benefit costs, net of tax	(1,762)	(254)			(1,016)
Unrealized loss on marketable securities:
Unrealized holding gain (loss) arising during the period, net of tax	825	2,019		1,915	2,627	(1,622)
Less: reclassification adjustment for loss included in investment expense, net of tax	(4)	(4)		(2)	(31)	925
Unrealized gains from equity method investees' cash flow hedge:
Unrealized holding gain (loss) arising during the period, net of tax	(361)	(32)		797	(59)	2,085
Less: reclassification of holding gains	122	131			528	(510)
Other comprehensive income (loss)	(8,616)	1,815	9,444	9,444	(11,360)	14,760
Total comprehensive income (loss)	(2,478)	(2,693)		(33,226)	52,720	379,160
Consolidating Adjustments
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)	(2,891)	8,422		48,895	(49,496)	(348,044)
Equity in other comprehensive income of subsidiaries	8,080	(1,728)		(8,917)	10,628	(14,201)
Unrealized gains from equity method investees' cash flow hedge:
Other comprehensive income (loss)	8,080	(1,728)		(8,917)	10,628	(14,201)
Total comprehensive income (loss)	5,189	6,694		39,978	(38,868)	(362,245)
AMCE
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)	6,138	(4,508)
Equity in other comprehensive income of subsidiaries	(8,616)	1,815
Unrealized gains from equity method investees' cash flow hedge:
Other comprehensive income (loss)	(8,616)	1,815
Total comprehensive income (loss)	(2,478)	(2,693)
AMCE | Reportable Entity
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)				(42,670)	64,080	364,400
Equity in other comprehensive income of subsidiaries				9,444	(11,360)	14,760
Unrealized gains from equity method investees' cash flow hedge:
Other comprehensive income (loss)				9,444	(11,360)	14,760
Total comprehensive income (loss)				(33,226)	52,720	379,160
Subsidiary Guarantors
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)	3,186	(7,968)
Equity in other comprehensive income of subsidiaries	536	(87)
Foreign currency translation adjustment, net of tax	440	253
Pension and other benefit adjustments:
Settlement, net of tax	(175)
Prior service credit arising during the period, net of tax	746
Amortization of net (gain) loss included in net periodic benefit costs, net of tax	(1,699)	(211)
Amortization of prior service credit included in net periodic benefit costs, net of tax	(1,762)	(254)
Unrealized loss on marketable securities:
Unrealized holding gain (loss) arising during the period, net of tax	825	2,019
Less: reclassification adjustment for loss included in investment expense, net of tax	(4)	(4)
Unrealized gains from equity method investees' cash flow hedge:
Unrealized holding gain (loss) arising during the period, net of tax	(361)	(32)
Less: reclassification of holding gains	122	131
Other comprehensive income (loss)	(8,616)	1,815
Total comprehensive income (loss)	(5,430)	(6,153)
Subsidiary Guarantors | Reportable Entity
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)				(48,107)	51,401	349,185
Equity in other comprehensive income of subsidiaries				(527)	732	(559)
Foreign currency translation adjustment, net of tax				(3)	246	738
Pension and other benefit adjustments:
Net gain (loss) arising during the period, net of tax				7,279	(13,543)	4,510
Settlement, net of tax				(15)
Prior service credit arising during the period, net of tax						9,271
Amortization of net (gain) loss included in net periodic benefit costs, net of tax					(844)	(78)
Amortization of prior service credit included in net periodic benefit costs, net of tax					(1,016)
Unrealized loss on marketable securities:
Unrealized holding gain (loss) arising during the period, net of tax				1,915	2,627	(1,622)
Less: reclassification adjustment for loss included in investment expense, net of tax				(2)	(31)	925
Unrealized gains from equity method investees' cash flow hedge:
Unrealized holding gain (loss) arising during the period, net of tax				797	(59)	2,085
Less: reclassification of holding gains					528	(510)
Other comprehensive income (loss)				9,444	(11,360)	14,760
Total comprehensive income (loss)				(38,663)	40,041	363,945
Subsidiary Non-Guarantors
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)	(295)	(454)
Foreign currency translation adjustment, net of tax	536	(87)
Unrealized gains from equity method investees' cash flow hedge:
Other comprehensive income (loss)	536	(87)
Total comprehensive income (loss)	241	(541)
Subsidiary Non-Guarantors | Reportable Entity
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)				(788)	(1,905)	(1,141)
Foreign currency translation adjustment, net of tax				(527)	732	(559)
Unrealized gains from equity method investees' cash flow hedge:
Other comprehensive income (loss)				(527)	732	(559)
Total comprehensive income (loss)				(1,315)	(1,173)	(1,700)
Predecessor
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)							94,400
Foreign currency translation adjustment, net of tax							11,935
Pension and other benefit adjustments:
Prior service credit arising during the period, net of tax							771
Amortization of net (gain) loss included in net periodic benefit costs, net of tax							987
Amortization of prior service credit included in net periodic benefit costs, net of tax							(448)
Unrealized loss on marketable securities:
Unrealized holding gain (loss) arising during the period, net of tax							(4,167)
Less: reclassification adjustment for loss included in investment expense, net of tax							(44)
Unrealized gains from equity method investees' cash flow hedge:
Other comprehensive income (loss)							9,034
Total comprehensive income (loss)							103,434
Predecessor | Consolidating Adjustments
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)							(104,028)
Equity in other comprehensive income of subsidiaries							(6,276)
Unrealized gains from equity method investees' cash flow hedge:
Other comprehensive income (loss)							(6,276)
Total comprehensive income (loss)							(110,304)
Predecessor | AMCE | Reportable Entity
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)							94,400
Equity in other comprehensive income of subsidiaries							9,034
Unrealized gains from equity method investees' cash flow hedge:
Other comprehensive income (loss)							9,034
Total comprehensive income (loss)							103,434
Predecessor | Subsidiary Guarantors | Reportable Entity
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)							88,759
Equity in other comprehensive income of subsidiaries							(2,758)
Foreign currency translation adjustment, net of tax							14,693
Pension and other benefit adjustments:
Prior service credit arising during the period, net of tax							771
Amortization of net (gain) loss included in net periodic benefit costs, net of tax							987
Amortization of prior service credit included in net periodic benefit costs, net of tax							(448)
Unrealized loss on marketable securities:
Unrealized holding gain (loss) arising during the period, net of tax							(4,167)
Less: reclassification adjustment for loss included in investment expense, net of tax							(44)
Unrealized gains from equity method investees' cash flow hedge:
Other comprehensive income (loss)							9,034
Total comprehensive income (loss)							97,793
Predecessor | Subsidiary Non-Guarantors | Reportable Entity
CONDENSED CONSOLIDATING FINANCIAL INFORMATION
Net earnings (loss)							15,269
Foreign currency translation adjustment, net of tax							(2,758)
Unrealized gains from equity method investees' cash flow hedge:
Other comprehensive income (loss)							(2,758)
Total comprehensive income (loss)							$ 12,511